CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 25,390	$ 18,430
Amount due from related party
Amount due from NSML - Non-controlling interest	294,872	294,872
Other receivables	12,081	4,155
Total current assets	332,343	317,457
Non-current assets:
Property, plant and equipment, net	418	606
TOTAL ASSETS	332,761	318,063
Current liabilities:
Note payable	75,000	75,000
Warrants liabilities	559,605	685,395
Amount due to related party	320,655	251,973
Other payables and accrued liabilities	212,548	138,601
Income tax payable
Total current liabilities	1,167,808	1,150,969
TOTAL LIABILITIES	1,167,808	1,150,969
Stockholders' equity
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value, 300,000,000 shares authorized; 20,277,448 and 19,252,448 shares issued and outstanding, at September 30, 2018 and December 31, 2017 respectively	2,028	1,925
Additional paid-in capital	1,671,847	1,630,950
Accumulated other comprehensive (loss) income	565	(388)
(Accumulated deficit)/ retained earnings	(2,795,118)	(2,751,744)
TOTAL STOCKHOLDERS' EQUITY	(1,120,678)	(1,119,257)
Attributable to Non-controlling interest	285,631	286,351
Attributable to The Group	(835,047)	(832,906)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 332,761	$ 318,063